Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2022		31, 2021		31, 2022		31, 2021		31, 2022		31, 2021
Leasehold improvements to flight equipment	US$	421,130	US$	258,878	US$	(215,238)	US$	(131,017)	US$	205,892	US$	127,861
Pre-delivery payments*		185,455		253,826		—		—		185,455		253,826
Flight equipment		110,959		106,575		(58,792)		(64,661)		52,167		41,914
Construction and improvements in process		31,900		26,522		—		—		31,900		26,522
Constructions and improvements		7,564		7,457		(6,818)		(6,211)		746		1,246
Office furniture and equipment		2,997		2,933		(1,903)		(1,681)		1,094		1,252
Computer equipment		1,409		1,400		(1,297)		(1,200)		112		200
Workshop machinery and equipment		1,131		1,101		(489)		(400)		642		701
Communications equipment		582		585		(397)		(362)		185		223
Motorized transport equipment platform		565		561		(315)		(163)		250		398
Electric power equipment		530		535		(295)		(246)		235		289
Service carts on board		452		448		(368)		(334)		84		114
Workshop tools		429		421		(420)		(365)		9		56
Total	US$	765,103	US$	661,242	US$	(286,332)	US$	(206,640)	US$	478,771	US$	454,602

* During the years ended December 31, 2022, 2021 and 2020, the Company capitalized borrowing costs of US$7,915, US$7,098 and US$17,872, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$21,591, US$4,155 and US$18,701, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net balance as of January 1, 2021	US$	23,356	US$	1,354	US$	392	US$	1,590	US$	385	US$	167	US$	367	US$	289	US$	648	US$	156	US$	(150)	US$	246,639	US$	2,684	US$	87,117	US$	364,994
Additions		25,503		—		72		3		96		84		236		—		206		—		—		55,749		26,982		86,563		195,494
Disposals and transfers		(137)		(1)		(3)		(171)		(123)		(14)		(250)		(29)		(43)		—		148		(43,678)		(1,385)		—		(45,686)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		2,943		—		—		2,943
Other movements		—		735		26		148		—		—		176		21		6		—		—		—		(1,318)		213		7
Conversion effects		(1,018)		(42)		(10)		(44)		(7)		(3)		(16)		(8)		(21)		(4)		2		(7,827)		(441)		(3,414)		(12,853)
Depreciation		(5,790)		(800)		(277)		(274)		(62)		(178)		(115)		(50)		(95)		(38)		—		—		—		(42,618)		(50,297)
As of December 31, 2021		41,914		1,246		200		1,252		289		56		398		223		701		114		—		253,826		26,522		127,861		454,602
Cost		106,575		7,457		1,400		2,933		535		421		561		585		1,101		448		—		253,826		26,522		258,878		661,242
Accumulated depreciation		(64,661)		(6,211)		(1,200)		(1,681)		(246)		(365)		(163)		(362)		(400)		(334)		—		—		—		(131,017)		(206,640)
Net balance as of December 31, 2021		41,914		1,246		200		1,252		289		56		398		223		701		114		—		253,826		26,522		127,861		454,602
Additions		17,091		—		8		9		4		8		—		—		47		7		—		166,571		33,838		138,811		356,394
Disposals and transfers		(1,656)		—		—		(2)		—		—		—		(1)		—		—		—		(221,253)		(4,838)		—		(227,750)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		(13,676)		—		—		(13,676)
Other movements		—		107		(1)		67		(7)		—		7		1		4		—		—		(13)		(23,622)		23,448		(9)
Depreciation		(5,182)		(607)		(95)		(232)		(51)		(55)		(155)		(38)		(110)		(37)		—		—		—		(84,228)		(90,790)
As of December 31, 2022		52,167		746		112		1,094		235		9		250		185		642		84		—		185,455		31,900		205,892		478,771
Cost		110,959		7,564		1,409		2,997		530		429		565		582		1,131		452		—		185,455		31,900		421,130		765,103
Accumulated depreciation		(58,792)		(6,818)		(1,297)		(1,903)		(295)		(420)		(315)		(397)		(489)		(368)		—		—		—		(215,238)		(286,332)
Net balance as of December 31, 2022	US$	52,167	US$	746	US$	112	US$	1,094	US$	235	US$	9	US$	250	US$	185	US$	642	US$	84	US$	—	US$	185,455	US$	31,900	US$	205,892	US$	478,771

a)  During 2022 and 2021 the Company acquired two and two NEO spare engines, respectively (based on the terms of the Pratt & Whitney purchase agreement FMP), which were accounted for at cost for at total amount of US$20,120 and US$19,082, respectively. The Company identified the major components as separate parts at their respective cost. These major components of the engine are presented as part of the flight equipment and depreciated over their useful life.
b)  During the years ended December 31, 2022 and 2021, the Company capitalized borrowing costs which amounted to US$7,915 and US$7,098, respectively (Note 23). The Company capitalizes the actual borrowing costs of the borrowings directly attributable to the acquisitions. For the years ended December 31, 2022 and 2021, the weighted rate of the direct borrowings used to determine the amount of borrowing costs was 5.34% and 2.76%, respectively.
c)  Depreciation expense for the years ended December 31, 2022, 2021 and 2020, was US$90,790, US$50,297 and US$37,383, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.
d)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.